Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock
Beginning balance at Dec. 31, 2010	$ 55,335	$ 27	$ 25,253	$ 29,808	$ 1,792	$ (1,545)
Net income	6,040			6,040
Other comprehensive income	538				538
Share-based compensation - restricted shares	439		439
Cash dividends ($0.21 per share)	(547)			(547)
Treasury stock purchased (4,390 and 3,181 shares for 2012 and 2011, respectively)	(55)					(55)
Ending balance at Sep. 30, 2011	61,750	27	25,692	35,301	2,330	(1,600)
Beginning balance at Dec. 31, 2011	64,214	27	25,843	37,501	2,491	(1,648)
Net income	6,397			6,397
Other comprehensive income	141				141
Share-based compensation - restricted shares	403		403
Share-based compensation - tax benefits	48		48
Cash dividends ($0.21 per share)	(555)			(555)
Treasury stock purchased (4,390 and 3,181 shares for 2012 and 2011, respectively)	(99)					(99)
Treasury stock re-issued (4,158 shares)	0		(77)			77
Ending balance at Sep. 30, 2012	$ 70,549	$ 27	$ 26,217	$ 43,343	$ 2,632	$ (1,670)